Quarterly Holdings Report
for

Fidelity Advisor® Consumer Discretionary Fund

April 30, 2019

AFCI-QTLY-0619
1.800322.115

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
Auto Components - 0.2%
Auto Parts & Equipment - 0.2%
Lear Corp.	6,000	$858,000
Automobiles - 0.3%
Automobile Manufacturers - 0.3%
Ferrari NV	7,900	1,074,637
Beverages - 0.4%
Distillers & Vintners - 0.4%
Constellation Brands, Inc. Class A (sub. vtg.)	7,400	1,566,358
Soft Drinks - 0.0%
Monster Beverage Corp. (a)	2,100	125,160

TOTAL BEVERAGES		1,691,518

Commercial Services & Supplies - 0.2%
Diversified Support Services - 0.2%
Copart, Inc. (a)	14,266	960,387
Distributors - 0.7%
Distributors - 0.7%
LKQ Corp. (a)	59,910	1,803,291
Pool Corp.	5,400	992,196
		2,795,487
Diversified Consumer Services - 1.2%
Education Services - 1.2%
Grand Canyon Education, Inc. (a)	36,097	4,183,281
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	7,700	735,042
		4,918,323
Entertainment - 0.6%
Interactive Home Entertainment - 0.1%
Electronic Arts, Inc. (a)	3,900	369,135
Movies & Entertainment - 0.5%
Live Nation Entertainment, Inc. (a)	7,400	483,516
Netflix, Inc. (a)	2,299	851,871
World Wrestling Entertainment, Inc. Class A	10,100	846,885
		2,182,272

TOTAL ENTERTAINMENT		2,551,407

Food & Staples Retailing - 1.3%
Food Distributors - 0.6%
Performance Food Group Co. (a)	67,900	2,780,505
Hypermarkets & Super Centers - 0.7%
BJ's Wholesale Club Holdings, Inc.	67,722	1,919,919
Walmart, Inc.	10,000	1,028,400
		2,948,319

TOTAL FOOD & STAPLES RETAILING		5,728,824

Hotels, Restaurants & Leisure - 21.5%
Casinos & Gaming - 1.3%
Boyd Gaming Corp.	45,200	1,300,856
Churchill Downs, Inc.	8,631	870,436
Eldorado Resorts, Inc. (a)	65,092	3,213,592
		5,384,884
Hotels, Resorts & Cruise Lines - 7.8%
Hilton Grand Vacations, Inc. (a)	54,300	1,739,772
Hilton Worldwide Holdings, Inc.	48,964	4,259,378
Marriott International, Inc. Class A	60,495	8,252,728
Marriott Vacations Worldwide Corp.	31,300	3,306,219
Royal Caribbean Cruises Ltd.	96,300	11,646,522
Wyndham Destinations, Inc.	40,620	1,769,407
Wyndham Hotels & Resorts, Inc.	36,280	2,021,522
		32,995,548
Leisure Facilities - 1.6%
Drive Shack, Inc. (a)	120,219	617,926
Planet Fitness, Inc. (a)	50,400	3,815,280
Vail Resorts, Inc.	11,140	2,549,389
		6,982,595
Restaurants - 10.8%
ARAMARK Holdings Corp.	88,500	2,750,580
Chipotle Mexican Grill, Inc. (a)	5,200	3,577,808
Darden Restaurants, Inc.	7,600	893,760
Del Frisco's Restaurant Group, Inc. (a)	60,037	402,248
Domino's Pizza, Inc.	15,200	4,112,816
McDonald's Corp.	103,200	20,389,224
Restaurant Brands International, Inc.	34,500	2,251,758
Starbucks Corp.	47,135	3,661,447
U.S. Foods Holding Corp. (a)	68,100	2,489,055
Yum! Brands, Inc.	50,400	5,261,256
		45,789,952

TOTAL HOTELS, RESTAURANTS & LEISURE		91,152,979

Household Durables - 3.2%
Home Furnishings - 0.4%
Mohawk Industries, Inc. (a)	13,200	1,798,500
Homebuilding - 2.8%
Cavco Industries, Inc. (a)	4,987	622,228
D.R. Horton, Inc.	100,200	4,439,862
Lennar Corp. Class A	66,800	3,475,604
NVR, Inc. (a)	1,040	3,278,579
		11,816,273

TOTAL HOUSEHOLD DURABLES		13,614,773

Interactive Media & Services - 0.6%
Interactive Media & Services - 0.6%
Alphabet, Inc. Class A (a)	1,983	2,377,538
Internet & Direct Marketing Retail - 28.5%
Internet & Direct Marketing Retail - 28.5%
Amazon.com, Inc. (a)	53,693	103,440,639
eBay, Inc.	42,780	1,657,725
Liberty Interactive Corp. QVC Group Series A (a)	92,221	1,572,368
The Booking Holdings, Inc. (a)	7,402	13,730,636
Wayfair LLC Class A (a)	3,431	556,337
		120,957,705
IT Services - 0.3%
Data Processing & Outsourced Services - 0.3%
PayPal Holdings, Inc. (a)	11,156	1,258,062
Leisure Products - 0.4%
Leisure Products - 0.4%
Mattel, Inc. (a)(b)	115,707	1,410,468
OneSpaWorld Holdings Ltd. (a)(b)	37,200	505,176
		1,915,644
Multiline Retail - 5.0%
General Merchandise Stores - 5.0%
B&M European Value Retail SA	112,254	577,466
Dollar General Corp.	69,200	8,725,428
Dollar Tree, Inc. (a)	88,324	9,828,695
Ollie's Bargain Outlet Holdings, Inc. (a)	20,480	1,958,707
		21,090,296
Software - 0.2%
Application Software - 0.2%
2U, Inc. (a)	14,200	859,100
Specialty Retail - 26.3%
Apparel Retail - 8.3%
Burlington Stores, Inc. (a)	66,400	11,215,624
Ross Stores, Inc.	86,425	8,440,266
The Children's Place Retail Stores, Inc.	29,637	3,343,646
TJX Companies, Inc.	219,450	12,043,416
		35,042,952
Automotive Retail - 2.7%
AutoZone, Inc. (a)	4,300	4,421,733
Monro, Inc.	17,338	1,453,445
O'Reilly Automotive, Inc. (a)	14,627	5,537,343
		11,412,521
Computer & Electronics Retail - 0.8%
Best Buy Co., Inc.	47,400	3,527,034
Home Improvement Retail - 12.6%
Floor & Decor Holdings, Inc. Class A (a)	30,409	1,460,240
Home Depot, Inc.	169,120	34,449,744
Lowe's Companies, Inc.	155,500	17,593,270
		53,503,254
Specialty Stores - 1.9%
Dick's Sporting Goods, Inc.	13,900	514,300
Five Below, Inc. (a)	10,966	1,605,313
Tiffany & Co., Inc.	12,100	1,304,622
Ulta Beauty, Inc. (a)	13,122	4,579,316
		8,003,551

TOTAL SPECIALTY RETAIL		111,489,312

Technology Hardware, Storage & Peripherals - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.	4,524	907,831
Textiles, Apparel & Luxury Goods - 8.8%
Apparel, Accessories & Luxury Goods - 5.5%
adidas AG	4,228	1,086,421
Canada Goose Holdings, Inc. (a)	15,000	801,000
Capri Holdings Ltd. (a)	63,200	2,785,856
Carter's, Inc.	12,000	1,270,920
G-III Apparel Group Ltd. (a)	8,802	379,806
Kering SA	1,480	874,803
lululemon athletica, Inc. (a)	2,800	493,780
LVMH Moet Hennessy - Louis Vuitton SA	3,599	1,413,029
PVH Corp.	54,540	7,035,115
Tapestry, Inc.	118,462	3,822,769
VF Corp.	35,400	3,342,114
		23,305,613
Footwear - 3.3%
NIKE, Inc. Class B	154,334	13,555,155
Puma AG	687	424,952
		13,980,107

TOTAL TEXTILES, APPAREL & LUXURY GOODS		37,285,720

TOTAL COMMON STOCKS
(Cost $295,265,945)		423,487,543

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 2.49% (c)	500,060	500,160
Fidelity Securities Lending Cash Central Fund 2.49% (c)(d)	1,751,326	1,751,501
TOTAL MONEY MARKET FUNDS
(Cost $2,251,661)		2,251,661
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $297,517,606)		425,739,204
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(1,622,452)
NET ASSETS - 100%		$424,116,752

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$36,438
Fidelity Securities Lending Cash Central Fund	$11,861
Total	$48,299

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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